Expenses by nature	6 Months Ended
Dec. 31, 2023
Expenses by nature
Expenses by nature

7 Expenses by nature

				For the six
				months ended
	For the year ended June 30,			December 31,
	2021	2022	2023	2023
	RMB’000	RMB’000	RMB’000	RMB’000
Cost of inventories (Note 18(a))	6,581,456	6,870,976	6,859,362	4,292,806
Payroll and employee benefits (i)	916,185	864,693	819,592	580,801
Rental and related expenses	12,139	33,354	69,174	80,847
Depreciation and amortization (ii)	265,019	389,871	391,167	285,241
Licensing expenses	88,063	149,612	249,437	178,241
Promotion and advertising expenses	214,788	242,681	315,976	246,883
Logistics expenses	195,593	272,363	295,933	203,024
Travelling expenses	52,966	66,172	66,544	45,827
Other expenses	332,375	384,730	312,677	198,561
Total cost of sales, selling and distribution and general and administrative expenses	8,658,584	9,274,452	9,379,862	6,112,231

Notes:

(i)	Payroll and employee benefits are analyzed as follows:

				For the six
				months ended
	For the year ended June 30,			December 31,
	2021	2022	2023	2023
	RMB’000	RMB’000	RMB’000	RMB’000
Salaries, wages and bonus	543,646	666,968	657,236	463,208
Contributions to social security contribution plan	56,325	77,903	75,168	53,977
Welfare expenses	34,895	36,987	24,306	17,184
Equity-settled share-based payment expenses (Note 27)	281,319	82,835	62,882	46,432
	916,185	864,693	819,592	580,801

(ii)	Depreciation and amortization are analyzed as follows:

				For the six
				months ended
	For the year ended June 30,			December 31,
	2021	2022	2023	2023
	RMB’000	RMB’000	RMB’000	RMB’000
Property, plant and equipment (Note 13)	30,507	58,865	70,706	59,652
Right-of-use assets (Note 14)	213,490	309,606	334,193	239,787
Less: amount capitalized as construction in progress	—	—	(33,907)	(22,604)
Intangible assets (Note 15)	21,022	21,400	20,175	8,406
	265,019	389,871	391,167	285,241